Note 7 - Financing Agreement:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Financing Agreement:	Note 7 – Financing Agreement: On March 28, 2010 the Company entered into a financing agreement with Sunrise Energy Investment Ltd. The Company will sell up to $10,000,000 of its common stock.